Trade and other receivables (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
Net trade receivables	$ 293,538	$ 212,323
Other receivables	43,468	317,452
Prepaid land rent	1,142	1,016
Other prepaid expenses	22,673	29,979
Advance payments	27,198	33,364
Withholding tax receivables	1,383	1,362
VAT receivables	10,225	12,339
Trade and other current receivables	399,627	607,835
Trade and other non-current receivables [abstract]
Accrued income and lease incentive	73,812	71,891
Other tax receivables	4,765	7,116
Payment in advance for property, plant and equipment	35,413	61,874
Contingent consideration receivable	5,562	6,411
Trade and other non-current receivables	$ 119,552	147,292
Maximum
Trade and other non-current receivables [abstract]
Non-current receivable due term	20 years
Cost
Trade and other current receivables [abstract]
Net trade receivables	$ 312,850	233,528
Accumulated impairment
Trade and other current receivables [abstract]
Net trade receivables	$ (19,312)	$ (21,205)